BORROWINGS	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about borrowings [abstract]
BORROWINGS
BORROWINGS
Corporate Borrowings
The composition of corporate borrowings are presented in the following table:

	Jun 30, 2019				Dec 31, 2018
	Weighted-average				Weighted- average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities(1)	3.6	5	$—	$—	3.3	4	$721	$721
Medium Term Notes:
Series 4 (C$150)	5.8	17	115	$143	5.8	18	$110	$124
Series 7 (C$450)	5.1	1	344	358	5.1	2	330	342
Series 8 (C$400)	4.8	3	305	$327	4.8	3	293	309
Series 9 (C$400)	3.8	6	305	317	3.8	6	293	288
Series 10 (C$500)	3.6	8	382	$397	3.6	8	367	357
Series 11 (C$300)	4.3	10	229	249	4.3	10	220	220
	4.4	6	$1,680	$1,791	4.4	7	$1,613	$1,640
Total corporate borrowings			1,680	1,791			2,334	2,361
Less: Unamortized financing fees(2)			(6)				(6)
			$1,674				$2,328

(1)
As at June 30, 2019, $322 million (2018: $nil) of funds were placed on deposit with Brookfield Renewable from Brookfield. To the extent the balance becomes due, Brookfield Renewable will repay this balance by drawing on its corporate credit facility.

(2)	Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
Brookfield Renewable issues letters of credit from its corporate credit facilities for general corporate purposes which include, but are not limited to, security deposits, performance bonds and guarantees for reserve accounts.
Brookfield Renewable and its subsidiaries issue letters of credit from some of their credit facilities for general corporate and operating purposes which include, but are not limited to, security deposits, performance bonds and guarantees for debt service reserve accounts. See Note 18 – Commitments, contingencies and guarantees for letters of credit issued by subsidiaries.
The following table summarizes the available portion of credit facilities:

(MILLIONS)	Jun 30, 2019	Dec 31, 2018
Authorized corporate credit facilities(1)	$2,100	$2,100
Draws on corporate credit facilities(1)	—	(721)
Authorized letter of credit facility	400	300
Issued letters of credit	(226)	(209)
Available portion of corporate credit facilities	$2,274	$1,470

(1)	Amounts are guaranteed by Brookfield Renewable.
On June 12, 2019, Brookfield Renewable extended the maturity of $1.7 billion of its corporate credit facilities by one year to June 30, 2024. The credit facilities are used for general working capital purposes and issuing letters of credit. The credit facilities bear interest at the applicable base rate plus an applicable margin, which is tiered on the basis of Brookfield Renewable’s unsecured senior long-term debt rating and is currently 1.20% as at June 30, 2019.
In June 2019, Brookfield Renewable increased its letter of credit facility by $100 million to a total of $400 million.
Medium term notes
Medium term notes are obligations of a finance subsidiary of Brookfield Renewable, Brookfield Renewable Partners ULC (“Finco”) (Note 20 - Subsidiary public issuers). Finco may redeem some or all of the borrowings from time to time, pursuant to the terms of the indenture. The balance is payable upon maturity, and interest on corporate borrowings is paid semi-annually. The term notes payable by Finco are unconditionally guaranteed by Brookfield Renewable, Brookfield Renewable Energy L.P. (“BRELP”) and certain other subsidiaries.
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rate debt indexed to the London Interbank Offered Rate (“LIBOR”) and the Canadian Dollar Offered Rate (“CDOR”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (IBR), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (IPC), Colombia inflation rate, plus a margin. Non-recourse borrowings in India consist of fixed interest rate debt.
The composition of non-recourse borrowings is presented in the following table:

	Jun 30, 2019				Dec 31, 2018
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings
Hydroelectric	6.1	9	$6,689	$7,168	6.1	9	$6,318	$6,517
Wind	4.9	11	1,990	2,113	4.7	11	1,914	1,957
Solar	5.9	6	143	143	6.0	7	142	133
Storage and other	4.1	4	92	97	4.1	5	91	95
Total	5.8	10	$8,914	$9,521	5.7	10	$8,465	$8,702
Add: Unamortized premiums(1)			1				1
Less: Unamortized financing fees(1)			(75)				(76)
Less: Current portion			(597)				(495)
			$8,243				$7,895

(1)	Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
On February 25, 2019, Brookfield Renewable completed a C$70 million ($53 million) non-recourse financing associated with a 20 MW hydroelectric facility in Ontario. The debt bears an interest rate of 4.13% and matures in 2045.
On June 6, 2019, Brookfield Renewable completed a bond financing associated with the Colombian business. The financing consisted of COP 1.1 trillion ($333 million) in senior unsecured bonds with maturities of 4, 8, 15 and 30 years at rates of 6.09%, 6.98%, IPC + 3.68% and IPC + 3.97%, respectively.
On June 14, 2019, Brookfield Renewable completed a refinancing of €325 million ($365 million) of debt associated with the European business. The amortizing debt, including associated swaps, bears a fixed interest rate of 3.18% and matures in December 2032.
On June 21, 2019, Brookfield Renewable completed a refinancing of $30 million associated with a hydroelectric portfolio in the United States. The debt bears a fixed rate of 3.42% and matures in January 2022.